Schedule of Investments (unaudited)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	2,782	$ 191,374
AeroVironment, Inc.(a)(b)	2,210	629,740
Kratos Defense & Security Solutions, Inc.(a)	13,054	606,358
Mercury Systems, Inc.(a)	3,984	214,578
Triumph Group, Inc.(a)	6,071	156,328
		1,798,378
Air Freight & Logistics — 0.2%
Forward Air Corp.(a)(b)	1,655	40,614
Hub Group, Inc., Class A	4,758	159,060
		199,674
Automobile Components — 1.9%
Adient PLC(a)	6,590	128,241
American Axle & Manufacturing Holdings, Inc.(a)	9,281	37,867
BorgWarner, Inc.	17,232	576,927
Dana, Inc.	10,173	174,467
Dorman Products, Inc.(a)	2,130	261,287
Fox Factory Holding Corp.(a)	3,271	84,850
Gentherm, Inc.(a)	2,421	68,490
LCI Industries	1,980	180,556
Patrick Industries, Inc.	2,621	241,840
Standard Motor Products, Inc.	1,638	50,319
XPEL, Inc.(a)	1,780	63,902
		1,868,746
Automobiles — 0.1%
Winnebago Industries, Inc.	2,198	63,742
Banks — 9.7%
Ameris Bancorp	5,061	327,447
Atlantic Union Bankshares Corp.	11,181	349,742
Axos Financial, Inc.(a)	4,200	319,368
Banc of California, Inc.	10,040	141,062
BancFirst Corp.	1,564	193,342
Bancorp, Inc. (The)(a)	3,663	208,681
Bank of Hawaii Corp.	3,180	214,745
BankUnited, Inc.	6,019	214,216
Banner Corp.	2,712	173,975
Berkshire Hills Bancorp, Inc.	3,673	91,972
Brookline Bancorp, Inc.	6,988	73,723
Capitol Federal Financial, Inc.	9,582	58,450
Cathay General Bancorp	5,511	250,916
Central Pacific Financial Corp.	2,161	60,573
City Holding Co.	1,136	139,069
Community Financial System, Inc.	4,145	235,726
Customers Bancorp, Inc.(a)	2,305	135,396
CVB Financial Corp.	10,160	201,066
Dime Community Bancshares, Inc.	3,093	83,325
Eagle Bancorp, Inc.	2,382	46,401
FB Financial Corp.	2,703	122,446
First BanCorp/Puerto Rico	12,617	262,812
First Bancorp/Southern Pines NC	3,249	143,248
First Commonwealth Financial Corp.	8,204	133,151
First Financial Bancorp	7,509	182,168
First Hawaiian, Inc.	9,860	246,106
Fulton Financial Corp.	14,268	257,395
Hanmi Financial Corp.	2,397	59,158
Heritage Financial Corp.	2,675	63,772
Hilltop Holdings, Inc.	3,572	108,410
Hope Bancorp, Inc.	9,943	106,688
Independent Bank Corp.	3,343	210,224
Lakeland Financial Corp.	2,004	123,146
Security	Shares	Value
Banks (continued)
National Bank Holdings Corp., Class A	3,049	$ 114,673
NBT Bancorp, Inc.	4,103	170,480
Northwest Bancshares, Inc.	10,020	128,056
OFG Bancorp	3,594	153,823
Pacific Premier Bancorp, Inc.	7,613	160,558
Park National Corp.	1,143	191,178
Pathward Financial, Inc.	1,898	150,170
Preferred Bank	561	48,552
Provident Financial Services, Inc.	10,000	175,300
Renasant Corp.	7,228	259,702
S&T Bancorp, Inc.	3,007	113,725
Seacoast Banking Corp. of Florida	6,669	184,198
ServisFirst Bancshares, Inc.	3,941	305,467
Simmons First National Corp., Class A	9,878	187,287
Southside Bancshares, Inc.	2,228	65,570
Stellar Bancorp, Inc.	3,593	100,532
Tompkins Financial Corp.	985	61,789
Triumph Financial, Inc.(a)	1,742	96,002
TrustCo Bank Corp.	1,492	49,863
Trustmark Corp.	4,743	172,930
United Community Banks, Inc.	9,534	284,018
Veritex Holdings, Inc.	4,256	111,082
WaFd, Inc.	6,415	187,831
Westamerica BanCorp	2,053	99,447
WSFS Financial Corp.	4,544	249,920
		9,360,072
Beverages — 0.1%
MGP Ingredients, Inc.	1,068	32,008
National Beverage Corp.(a)	1,836	79,389
		111,397
Biotechnology — 2.7%
ACADIA Pharmaceuticals, Inc.(a)	9,714	209,531
ADMA Biologics, Inc.(a)(b)	18,724	340,964
Alkermes PLC(a)	12,933	370,013
Arcus Biosciences, Inc.(a)	5,315	43,264
Arrowhead Pharmaceuticals, Inc.(a)	9,856	155,725
Catalyst Pharmaceuticals, Inc.(a)	8,992	195,126
Dynavax Technologies Corp.(a)	8,758	86,879
Krystal Biotech, Inc.(a)	1,994	274,095
Myriad Genetics, Inc.(a)(b)	7,229	38,386
Protagonist Therapeutics, Inc.(a)	4,861	268,668
TG Therapeutics, Inc.(a)(b)	10,636	382,790
Vericel Corp.(a)	3,948	167,987
Vir Biotechnology, Inc.(a)	7,264	36,611
Xencor, Inc.(a)(b)	5,582	43,875
		2,613,914
Broadline Retail — 0.5%
Etsy, Inc.(a)	8,179	410,258
Kohl’s Corp.(b)	8,731	74,039
		484,297
Building Products — 2.8%
American Woodmark Corp.(a)	1,163	62,069
Apogee Enterprises, Inc.	1,691	68,655
Armstrong World Industries, Inc.	3,405	553,108
AZZ, Inc.	2,346	221,650
CSW Industrials, Inc.	1,316	377,468
Gibraltar Industries, Inc.(a)	2,313	136,467
Griffon Corp.	3,062	221,597
Hayward Holdings, Inc.(a)	11,196	154,505
Insteel Industries, Inc.	1,523	56,671
Masterbrand, Inc.(a)	9,940	108,644

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Quanex Building Products Corp.	3,685	$ 69,647
Resideo Technologies, Inc.(a)	11,647	256,933
Zurn Elkay Water Solutions Corp.	11,085	405,378
		2,692,792
Capital Markets — 3.1%
Acadian Asset Management, Inc.	2,106	74,215
Artisan Partners Asset Management, Inc., Class A	5,636	249,844
BGC Group, Inc., Class A	29,692	303,749
Cohen & Steers, Inc.	2,119	159,667
Donnelley Financial Solutions, Inc.(a)(b)	1,994	122,930
Moelis & Co., Class A	5,130	319,702
Piper Sandler Cos.	1,289	358,265
PJT Partners, Inc., Class A	1,916	316,159
StepStone Group, Inc., Class A	5,175	287,213
StoneX Group, Inc.(a)	3,552	323,729
Virtu Financial, Inc., Class A	6,334	283,700
Virtus Investment Partners, Inc.	510	92,514
WisdomTree, Inc.	9,089	104,614
		2,996,301
Chemicals — 3.3%
AdvanSix, Inc.	2,103	49,946
Balchem Corp.	2,558	407,234
Celanese Corp., Class A	8,581	474,787
Element Solutions, Inc.	17,498	396,330
FMC Corp.	9,797	409,025
Hawkins, Inc.	1,485	211,018
HB Fuller Co.	4,250	255,637
Ingevity Corp.(a)	2,860	123,237
Innospec, Inc.	1,958	164,648
Koppers Holdings, Inc.	1,569	50,443
Minerals Technologies, Inc.	2,489	137,069
Quaker Chemical Corp.	1,068	119,552
Sensient Technologies Corp.	3,330	328,072
Stepan Co.	1,665	90,876
		3,217,874
Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	4,880	230,385
Brady Corp., Class A, NVS	3,433	233,341
Deluxe Corp.	3,509	55,828
Enviri Corp.(a)	6,313	54,797
GEO Group, Inc. (The)(a)	10,868	260,289
Healthcare Services Group, Inc.(a)	5,719	85,957
HNI Corp.	3,651	179,556
Interface, Inc., Class A	4,597	96,215
Liquidity Services, Inc.(a)	1,788	42,179
MillerKnoll, Inc.	5,314	103,198
OPENLANE, Inc.(a)	8,422	205,918
Pitney Bowes, Inc.	9,798	106,896
Pursuit Attractions & Hospitality, Inc.(a)	1,685	48,578
UniFirst Corp.	1,177	221,535
		1,924,672
Communications Equipment — 1.1%
Calix, Inc.(a)	4,525	240,685
Digi International, Inc.(a)	2,907	101,338
Extreme Networks, Inc.(a)	10,444	187,470
Harmonic, Inc.(a)	8,870	83,999
NetScout Systems, Inc.(a)	5,594	138,787
Viasat, Inc.(a)	6,684	97,586
Viavi Solutions, Inc.(a)	17,509	176,316
		1,026,181
Security	Shares	Value
Construction & Engineering — 2.4%
Arcosa, Inc.	3,829	$ 332,013
Dycom Industries, Inc.(a)	2,257	551,588
Granite Construction, Inc.	3,430	320,739
MYR Group, Inc.(a)	1,217	220,825
Sterling Infrastructure, Inc.(a)	2,385	550,291
WillScot Holdings Corp., Class A	14,305	391,957
		2,367,413
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,588	90,707
Encore Capital Group, Inc.(a)	1,832	70,917
Enova International, Inc.(a)	1,989	221,813
Navient Corp.	5,711	80,525
PRA Group, Inc.(a)	3,111	45,887
PROG Holdings, Inc.	3,165	92,893
World Acceptance Corp.(a)	245	40,454
		643,196
Consumer Staples Distribution & Retail — 0.8%
Andersons, Inc. (The)	2,529	92,941
Chefs’ Warehouse, Inc. (The)(a)	2,776	177,136
Grocery Outlet Holding Corp.(a)	7,689	95,497
PriceSmart, Inc.	1,952	205,038
SpartanNash Co.	2,655	70,331
United Natural Foods, Inc.(a)	4,747	110,653
		751,596
Containers & Packaging — 0.6%
O-I Glass, Inc.(a)(b)	12,131	178,811
Sealed Air Corp.	11,783	365,626
		544,437
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(a)	2,817	358,407
Frontdoor, Inc.(a)	5,771	340,143
Matthews International Corp., Class A	2,432	58,149
Mister Car Wash, Inc.(a)	7,388	44,402
Perdoceo Education Corp.	4,930	161,162
Strategic Education, Inc.	1,876	159,704
Stride, Inc.(a)	3,366	488,709
		1,610,676
Diversified REITs — 0.9%
Alexander & Baldwin, Inc.	5,819	103,753
American Assets Trust, Inc.	3,703	73,134
Armada Hoffler Properties, Inc.	6,287	43,192
Essential Properties Realty Trust, Inc.	15,500	494,605
Global Net Lease, Inc.	15,033	113,499
		828,183
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	3,328	160,443
Lumen Technologies, Inc.(a)	80,462	352,423
		512,866
Electric Utilities — 0.3%
Otter Tail Corp.	3,287	253,395
Electrical Equipment — 0.4%
Powell Industries, Inc.(b)	738	155,312
Sunrun, Inc.(a)(b)	17,920	146,586
Vicor Corp.(a)	1,811	82,147
		384,045
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc.	2,954	391,405
Arlo Technologies, Inc.(a)	8,109	137,529

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.	2,310	$ 565,834
Benchmark Electronics, Inc.	2,831	109,928
CTS Corp.	2,340	99,707
ePlus, Inc.(a)	2,066	148,959
Insight Enterprises, Inc.(a)	2,153	297,297
Itron, Inc.(a)	3,575	470,577
Knowles Corp.(a)	6,822	120,204
OSI Systems, Inc.(a)	1,225	275,453
PC Connection, Inc.	936	61,570
Plexus Corp.(a)	2,125	287,534
Rogers Corp.(a)	1,349	92,380
Sanmina Corp.(a)	4,193	410,201
ScanSource, Inc.(a)	1,631	68,192
TTM Technologies, Inc.(a)	7,970	325,335
Vishay Intertechnology, Inc.	8,811	139,919
		4,002,024
Energy Equipment & Services — 0.9%
Archrock, Inc.	13,867	344,317
Bristow Group, Inc.(a)	1,940	63,962
Cactus, Inc., Class A	5,369	234,733
Core Laboratories, Inc.(b)	3,677	42,359
Helix Energy Solutions Group, Inc.(a)	11,171	69,707
Tidewater, Inc.(a)	3,570	164,684
		919,762
Entertainment — 0.5%
Cinemark Holdings, Inc.	7,917	238,935
Madison Square Garden Sports Corp., Class A(a)	1,314	274,560
		513,495
Financial Services — 2.3%
Enact Holdings, Inc.	2,236	83,067
EVERTEC, Inc.	4,989	179,854
HA Sustainable Infrastructure Capital, Inc.	9,484	254,740
Jackson Financial, Inc., Class A	428	38,002
Mr. Cooper Group, Inc.(a)	5,019	748,885
NMI Holdings, Inc., Class A(a)	6,127	258,498
Payoneer Global, Inc.(a)	20,840	142,754
Radian Group, Inc.	10,536	379,507
Walker & Dunlop, Inc.	2,532	178,455
		2,263,762
Food Products — 1.3%
B&G Foods, Inc.	6,258	26,471
Cal-Maine Foods, Inc.	3,385	337,248
Fresh Del Monte Produce, Inc.	2,631	85,297
Freshpet, Inc.(a)	3,826	260,015
J & J Snack Foods Corp.	1,221	138,474
John B Sanfilippo & Son, Inc.	718	45,406
Simply Good Foods Co. (The)(a)	7,210	227,764
Tootsie Roll Industries, Inc.	1,311	43,853
TreeHouse Foods, Inc.(a)	3,564	69,213
		1,233,741
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,830	220,002
Northwest Natural Holding Co.	3,161	125,555
		345,557
Ground Transportation — 0.7%
ArcBest Corp.	1,797	138,387
Heartland Express, Inc.	3,389	29,281
Hertz Global Holdings, Inc.(a)	9,704	66,278
Marten Transport Ltd.	4,538	58,949
RXO, Inc.(a)	11,185	175,828
Security	Shares	Value
Ground Transportation (continued)
Schneider National, Inc., Class B	3,687	$ 89,041
Werner Enterprises, Inc.	4,843	132,505
		690,269
Health Care Equipment & Supplies — 4.0%
Artivion, Inc.(a)	3,014	93,735
Avanos Medical, Inc.(a)	3,627	44,395
CONMED Corp.	2,426	126,346
Embecta Corp.	4,583	44,409
Enovis Corp.(a)(b)	4,481	140,524
Glaukos Corp.(a)	4,482	462,946
ICU Medical, Inc.(a)	1,931	255,182
Inspire Medical Systems, Inc.(a)	2,313	300,158
Integer Holdings Corp.(a)(b)	2,736	336,446
Integra LifeSciences Holdings Corp.(a)	5,242	64,319
LeMaitre Vascular, Inc.	1,612	133,877
Merit Medical Systems, Inc.(a)	4,635	433,280
Neogen Corp.(a)	15,490	74,042
Omnicell, Inc.(a)	3,674	108,016
QuidelOrtho Corp.(a)	5,198	149,806
STAAR Surgical Co.(a)	3,883	65,157
Tandem Diabetes Care, Inc.(a)	5,224	97,375
Teleflex, Inc.	3,465	410,117
TransMedics Group, Inc.(a)	2,654	355,663
UFP Technologies, Inc.(a)	574	140,148
		3,835,941
Health Care Providers & Services — 2.0%
AdaptHealth Corp.(a)(b)	8,277	78,052
Addus HomeCare Corp.(a)	1,424	164,031
AMN Healthcare Services, Inc.(a)	3,003	62,072
Astrana Health, Inc.(a)	3,256	81,009
CorVel Corp.(a)	2,134	219,332
National HealthCare Corp.	971	103,907
NeoGenomics, Inc.(a)	10,093	73,780
Owens & Minor, Inc.(a)	5,759	52,407
Pediatrix Medical Group, Inc.(a)	6,604	94,767
Premier, Inc., Class A	6,458	141,624
Privia Health Group, Inc.(a)	8,223	189,129
Progyny, Inc.(a)	5,849	128,678
RadNet, Inc.(a)	5,178	294,680
Select Medical Holdings Corp.	8,165	123,945
U.S. Physical Therapy, Inc.	1,192	93,214
		1,900,627
Health Care REITs — 0.8%
CareTrust REIT, Inc.	15,034	460,041
LTC Properties, Inc.	3,602	124,665
Medical Properties Trust, Inc.	47,120	203,087
Universal Health Realty Income Trust	1,000	39,970
		827,763
Health Care Technology — 0.3%
Certara, Inc.(a)	8,652	101,228
HealthStream, Inc.	1,891	52,324
Schrodinger, Inc.(a)	4,382	88,166
Simulations Plus, Inc.	1,278	22,301
		264,019
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc.	17,354	202,521
DiamondRock Hospitality Co.	16,181	123,947
Pebblebrook Hotel Trust	9,308	92,987
Ryman Hospitality Properties, Inc.	4,706	464,341
Summit Hotel Properties, Inc.	8,571	43,626

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotel & Resort REITs (continued)
Sunstone Hotel Investors, Inc.	15,597	$ 135,382
Xenia Hotels & Resorts, Inc.	7,741	97,304
		1,160,108
Hotels, Restaurants & Leisure — 2.5%
BJ’s Restaurants, Inc.(a)	1,735	77,381
Bloomin’ Brands, Inc.	5,938	51,126
Brinker International, Inc.(a)	3,486	628,630
Cheesecake Factory, Inc. (The)	3,574	223,947
Cracker Barrel Old Country Store, Inc.	1,746	106,646
Dave & Buster’s Entertainment, Inc.(a)(b)	2,169	65,243
Golden Entertainment, Inc.	1,555	45,764
Jack in the Box, Inc.	1,481	25,858
Monarch Casino & Resort, Inc.	1,000	86,440
Papa John’s International, Inc.	2,568	125,678
Penn Entertainment, Inc.(a)	11,411	203,915
Sabre Corp.(a)	30,415	96,111
Shake Shack, Inc., Class A(a)	3,155	443,593
Six Flags Entertainment Corp.(b)	7,374	224,391
		2,404,723
Household Durables — 2.8%
Cavco Industries, Inc.(a)	628	272,822
Century Communities, Inc.	2,108	118,723
Champion Homes, Inc.(a)(b)	4,133	258,767
Dream Finders Homes, Inc., Class A(a)(b)	2,257	56,718
Ethan Allen Interiors, Inc.	1,775	49,434
Green Brick Partners, Inc.(a)	2,377	149,466
Helen of Troy Ltd.(a)	1,799	51,056
Installed Building Products, Inc.	1,788	322,412
La-Z-Boy, Inc.	3,238	120,357
Leggett & Platt, Inc.	10,600	94,552
LGI Homes, Inc.(a)(b)	1,615	83,205
M/I Homes, Inc.(a)	2,101	235,564
Meritage Homes Corp.	5,634	377,309
Newell Brands, Inc.	32,760	176,904
Sonos, Inc.(a)	9,419	101,819
Tri Pointe Homes, Inc.(a)	7,111	227,196
		2,696,304
Household Products — 0.5%
Central Garden & Pet Co.(a)	662	23,289
Central Garden & Pet Co., Class A, NVS(a)	3,874	121,217
Energizer Holdings, Inc.	5,153	103,885
WD-40 Co.	1,062	242,232
		490,623
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,715	82,156
Clearway Energy, Inc., Class C	6,530	208,960
		291,116
Industrial REITs — 0.8%
Innovative Industrial Properties, Inc.	2,197	121,319
LXP Industrial Trust	23,196	191,599
Terreno Realty Corp.	8,104	454,391
		767,309
Insurance — 2.7%
AMERISAFE, Inc.	1,494	65,333
Assured Guaranty Ltd.	3,617	315,041
Employers Holdings, Inc.	1,863	87,896
Genworth Financial, Inc., Class A(a)	33,169	258,055
Goosehead Insurance, Inc., Class A	1,965	207,327
HCI Group, Inc.	730	111,106
Horace Mann Educators Corp.	3,264	140,254
Security	Shares	Value
Insurance (continued)
Lincoln National Corp.	9,926	$ 343,440
Mercury General Corp.	2,085	140,404
Palomar Holdings, Inc.(a)	2,097	323,462
ProAssurance Corp.(a)	4,105	93,717
Safety Insurance Group, Inc.	1,168	92,727
SiriusPoint Ltd.(a)	6,838	139,427
Stewart Information Services Corp.	2,189	142,504
Trupanion, Inc.(a)	2,651	146,733
United Fire Group, Inc.	1,677	48,130
		2,655,556
Interactive Media & Services — 1.0%
Angi, Inc., Class A(a)	3,312	50,541
Cargurus, Inc., Class A(a)	6,638	222,174
Cars.com, Inc.(a)	4,537	53,763
IAC, Inc.(a)	5,111	190,845
QuinStreet, Inc.(a)	4,467	71,919
Shutterstock, Inc.	1,908	36,176
TripAdvisor, Inc.(a)	9,262	120,869
Yelp, Inc.(a)(b)	5,007	171,590
Ziff Davis, Inc.(a)	3,301	99,921
		1,017,798
IT Services — 0.4%
DigitalOcean Holdings, Inc.(a)	4,926	140,686
DXC Technology Co.(a)	14,217	217,378
Grid Dynamics Holdings, Inc., Class A(a)	4,907	56,676
		414,740
Leisure Products — 0.2%
Acushnet Holdings Corp.	2,074	151,029
Topgolf Callaway Brands Corp.(a)	11,097	89,331
		240,360
Life Sciences Tools & Services — 0.2%
Azenta, Inc.(a)	3,591	110,531
BioLife Solutions, Inc.(a)	2,910	62,681
Cytek Biosciences, Inc.(a)	8,047	27,360
Mesa Laboratories, Inc.	426	40,138
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		240,710
Machinery — 5.3%
Alamo Group, Inc.	815	177,980
Astec Industries, Inc.	1,793	74,750
Enerpac Tool Group Corp., Class A	4,241	172,015
Enpro, Inc.	1,650	316,057
ESCO Technologies, Inc.	2,026	388,729
Federal Signal Corp.	4,781	508,794
Franklin Electric Co., Inc.	3,075	275,950
Gates Industrial Corp. PLC(a)	17,993	414,379
Greenbrier Cos., Inc. (The)	2,462	113,375
Hillenbrand, Inc.	5,525	110,887
JBT Marel Corp.	3,628	436,303
Kadant, Inc.	923	293,006
Kennametal, Inc.	5,979	137,278
Lindsay Corp.	853	123,045
Mueller Water Products, Inc., Class A	12,288	295,404
Proto Labs, Inc.(a)	1,864	74,635
SPX Technologies, Inc.(a)	3,663	614,212
Standex International Corp.	947	148,187
Tennant Co.	1,463	113,353
Titan International, Inc.(a)(b)	3,797	38,995

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Trinity Industries, Inc.	6,401	$ 172,891
Worthington Enterprises, Inc.	2,427	154,454
		5,154,679
Marine Transportation — 0.3%
Matson, Inc.	2,561	285,167
Media — 0.7%
Cable One, Inc.	362	49,163
DoubleVerify Holdings, Inc.(a)	10,578	158,353
John Wiley & Sons, Inc., Class A	3,204	142,994
Scholastic Corp., NVS	1,845	38,708
TEGNA, Inc.	12,606	211,277
Thryv Holdings, Inc.(a)	3,224	39,204
		639,699
Metals & Mining — 0.7%
Century Aluminum Co.(a)	4,098	73,846
Kaiser Aluminum Corp.	1,255	100,275
Materion Corp.	1,633	129,611
Metallus, Inc.(a)	2,901	44,704
MP Materials Corp., Class A(a)(b)	9,486	315,599
SunCoke Energy, Inc.	6,639	57,029
		721,064
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	10,025	97,042
Arbor Realty Trust, Inc.	14,568	155,878
ARMOUR Residential REIT, Inc.	6,411	107,769
Blackstone Mortgage Trust, Inc., Class A	13,269	255,428
Ellington Financial, Inc.	7,413	96,295
Franklin BSP Realty Trust, Inc.	6,448	68,929
KKR Real Estate Finance Trust, Inc.	4,467	39,176
New York Mortgage Trust, Inc.	7,082	47,449
PennyMac Mortgage Investment Trust	6,825	87,769
Ready Capital Corp.	13,373	58,440
Redwood Trust, Inc.	10,440	61,700
Two Harbors Investment Corp.	8,158	87,862
		1,163,737
Multi-Utilities — 0.1%
Unitil Corp.	1,275	66,491
Office REITs — 1.1%
Brandywine Realty Trust	13,564	58,190
Douglas Emmett, Inc.	13,188	198,347
Easterly Government Properties, Inc.	3,316	73,615
Highwoods Properties, Inc.	8,455	262,866
JBG SMITH Properties	5,846	101,136
SL Green Realty Corp.	5,570	344,783
		1,038,937
Oil, Gas & Consumable Fuels — 0.6%
CVR Energy, Inc.	2,680	71,958
Dorian LPG Ltd.	2,854	69,581
International Seaways, Inc.	3,173	115,751
Par Pacific Holdings, Inc.(a)	4,045	107,314
REX American Resources Corp.(a)	1,147	55,870
World Kinect Corp.	4,441	125,902
		546,376
Paper & Forest Products — 0.1%
Sylvamo Corp.	2,683	134,418
Passenger Airlines — 0.5%
Allegiant Travel Co.(a)	1,135	62,368
JetBlue Airways Corp.(a)	23,900	101,097
Security	Shares	Value
Passenger Airlines (continued)
SkyWest, Inc.(a)	3,174	$ 326,827
Sun Country Airlines Holdings, Inc.(a)	3,088	36,284
		526,576
Personal Care Products — 0.3%
Edgewell Personal Care Co.	3,689	86,360
Interparfums, Inc.	1,411	185,278
USANA Health Sciences, Inc.(a)	847	25,859
		297,497
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals, Inc.(a)	2,884	66,217
ANI Pharmaceuticals, Inc.(a)	1,335	87,109
Collegium Pharmaceutical, Inc.(a)(b)	2,521	74,546
Corcept Therapeutics, Inc.(a)	7,402	543,307
Harmony Biosciences Holdings, Inc.(a)	3,017	95,337
Innoviva, Inc.(a)	4,333	87,050
Ligand Pharmaceuticals, Inc.(a)(b)	1,513	171,998
Organon & Co.	20,388	197,356
Pacira BioSciences, Inc.(a)	3,632	86,805
Phibro Animal Health Corp., Class A	1,597	40,787
Prestige Consumer Healthcare, Inc.(a)	3,876	309,498
Supernus Pharmaceuticals, Inc.(a)(b)	4,391	138,404
		1,898,414
Professional Services — 1.3%
CSG Systems International, Inc.	2,167	141,527
Heidrick & Struggles International, Inc.	1,617	73,994
Korn Ferry	4,050	296,986
NV5 Global, Inc.(a)	4,119	95,108
Robert Half, Inc.	7,875	323,269
Verra Mobility Corp., Class A(a)	12,504	317,476
		1,248,360
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(a)	11,824	130,892
eXp World Holdings, Inc.	6,737	61,307
Kennedy-Wilson Holdings, Inc.	9,328	63,430
Marcus & Millichap, Inc.	1,894	58,165
St. Joe Co. (The)	2,968	141,573
		455,367
Residential REITs — 0.3%
Centerspace	1,312	78,969
Elme Communities	6,914	109,933
NexPoint Residential Trust, Inc.	1,726	57,510
Veris Residential, Inc.	6,363	94,745
		341,157
Retail REITs — 1.8%
Acadia Realty Trust	10,271	190,732
Curbline Properties Corp.	7,426	169,536
Getty Realty Corp.	4,000	110,560
Macerich Co. (The)	19,816	320,623
Phillips Edison & Co., Inc.	9,835	344,520
Saul Centers, Inc.	950	32,433
SITE Centers Corp.	3,701	41,858
Tanger, Inc.	8,876	271,428
Urban Edge Properties	9,863	184,044
Whitestone REIT	3,512	43,830
		1,709,564
Semiconductors & Semiconductor Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.(a)	1,914	49,113
Axcelis Technologies, Inc.(a)(b)	2,520	175,619
CEVA, Inc.(a)	1,876	41,235

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.(a)	3,648	$ 70,188
Diodes, Inc.(a)	3,639	192,467
FormFactor, Inc.(a)	6,045	208,008
Ichor Holdings Ltd.(a)	2,676	52,557
Impinj, Inc.(a)	1,841	204,480
Kulicke & Soffa Industries, Inc.	4,139	143,209
MaxLinear, Inc.(a)	6,164	87,590
PDF Solutions, Inc.(a)	2,456	52,509
Penguin Solutions, Inc.(a)	4,138	81,974
Photronics, Inc.(a)	4,985	93,868
Qorvo, Inc.(a)	7,325	621,966
Semtech Corp.(a)(b)	6,793	306,636
SiTime Corp.(a)	1,638	349,025
SolarEdge Technologies, Inc.(a)(b)	4,630	94,452
Ultra Clean Holdings, Inc.(a)	3,541	79,920
Veeco Instruments, Inc.(a)	4,701	95,524
		3,000,340
Software — 4.1%
A10 Networks, Inc.	5,654	109,405
ACI Worldwide, Inc.(a)	8,227	377,702
Adeia, Inc.	8,509	120,317
Agilysys, Inc.(a)(b)	1,761	201,881
Alarm.com Holdings, Inc.(a)	3,901	220,680
BlackLine, Inc.(a)	4,057	229,707
Box, Inc., Class A(a)	11,357	388,069
Clear Secure, Inc., Class A	7,236	200,871
InterDigital, Inc.	2,034	456,084
LiveRamp Holdings, Inc.(a)	5,158	170,420
MARA Holdings, Inc.(a)(b)	27,602	432,799
N-able, Inc.(a)	5,635	45,644
NCR Voyix Corp.(a)	10,804	126,731
Progress Software Corp.	3,374	215,396
Sprinklr, Inc., Class A(a)	9,003	76,165
SPS Commerce, Inc.(a)	2,978	405,276
Teradata Corp.(a)	7,498	167,281
		3,944,428
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.	7,880	212,051
Outfront Media, Inc.	10,876	177,496
Safehold, Inc.	3,601	56,032
Uniti Group, Inc.	19,251	83,164
		528,743
Specialty Retail — 3.1%
Advance Auto Parts, Inc.	4,692	218,131
American Eagle Outfitters, Inc.	12,366	118,961
Asbury Automotive Group, Inc.(a)	1,542	367,829
Boot Barn Holdings, Inc.(a)	2,399	364,648
Buckle, Inc. (The)	2,376	107,752
Caleres, Inc.	2,673	32,664
Foot Locker, Inc.(a)	6,521	159,764
Group 1 Automotive, Inc.	994	434,090
Guess?, Inc.	2,162	26,139
MarineMax, Inc.(a)	1,482	37,257
Monro, Inc.	2,349	35,024
National Vision Holdings, Inc.(a)	6,200	142,662
Sally Beauty Holdings, Inc.(a)	7,913	73,274
Shoe Carnival, Inc.	1,394	26,082
Signet Jewelers Ltd.	3,364	267,606
Sonic Automotive, Inc., Class A	1,135	90,720
Upbound Group, Inc.	4,037	101,329
Security	Shares	Value
Specialty Retail (continued)
Urban Outfitters, Inc.(a)	4,434	$ 321,642
Victoria’s Secret & Co.(a)	6,262	115,972
		3,041,546
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	3,569	33,656
Xerox Holdings Corp.	9,175	48,352
		82,008
Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.	2,858	86,112
G-III Apparel Group Ltd.(a)(b)	2,988	66,931
Hanesbrands, Inc.(a)	27,736	127,031
Kontoor Brands, Inc.	3,922	258,734
Oxford Industries, Inc.	1,097	44,154
Steven Madden Ltd.	5,696	136,590
Wolverine World Wide, Inc.	6,356	114,917
		834,469
Trading Companies & Distributors — 1.6%
Air Lease Corp., Class A	8,152	476,811
Boise Cascade Co.	2,952	256,293
DNOW, Inc.(a)	8,280	122,792
DXP Enterprises, Inc.(a)	997	87,387
GMS, Inc.(a)	3,011	327,446
Rush Enterprises, Inc., Class A	4,800	247,248
		1,517,977
Water Utilities — 0.7%
American States Water Co.	3,020	231,513
California Water Service Group	4,672	212,482
H2O America	2,439	126,755
Middlesex Water Co.	1,405	76,123
		646,873
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)(b)	4,691	68,864
Shenandoah Telecommunications Co.	3,614	49,367
Telephone & Data Systems, Inc.	7,735	275,211
		393,442
Total Long-Term Investments — 98.9% (Cost: $89,325,685)		95,647,483
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	4,793,306	4,795,224
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	858,310	858,310
Total Short-Term Securities — 5.8% (Cost: $5,652,900)		5,653,534
Total Investments — 104.7% (Cost: $94,978,585)		101,301,017
Liabilities in Excess of Other Assets — (4.7)%		(4,587,991)
Net Assets — 100.0%		$ 96,713,026

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 5,433,821	$ —	$ (638,248)(a)	$ (281)	$ (68)	$ 4,795,224	4,793,306	$ 4,885 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,623,639	—	(1,765,329)(a)	—	—	858,310	858,310	15,478	—
				$ (281)	$ (68)	$ 5,653,534		$ 20,363	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	15	09/19/25	$ 164	$ 2,998
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Arbor Realty Trust, Inc.	Goldman Sachs Bank USA	USD	8,418	08/19/26	(2.25)%	1D FEDL01	Monthly	$ 260
Atlantic Union Bankshares Corp.	JPMorgan Chase Bank NA		59	02/09/26	0.40%	1D OBFR01	Monthly	4
Berkshire Hills Bancorp, Inc.	Goldman Sachs Bank USA		509	08/18/26	0.40%	1D FEDL01	Monthly	17
Bread Financial Holdings, Inc.	Goldman Sachs Bank USA		66,423	08/19/26	0.40%	1D FEDL01	Monthly	5,776
Bread Financial Holdings, Inc.	HSBC Bank PLC		29,599	02/09/28	0.40%	1D OBFR01	Monthly	3,416
Bread Financial Holdings, Inc.	JPMorgan Chase Bank NA		15,107	02/09/26	0.40%	1D OBFR01	Monthly	1,743
Cathay General Bancorp	JPMorgan Chase Bank NA		446	02/09/26	0.40%	1D OBFR01	Monthly	9
Central Pacific Financial Corp.	HSBC Bank PLC		54	02/09/28	0.40%	1D OBFR01	Monthly	2
Douglas Emmett, Inc.	Goldman Sachs Bank USA		464	08/18/26	0.40%	1D FEDL01	Monthly	2
Douglas Emmett, Inc.	HSBC Bank PLC		3,567	02/09/28	0.40%	1D OBFR01	Monthly	102
Employers Holdings, Inc.	HSBC Bank PLC		2,873	02/09/28	0.40%	1D OBFR01	Monthly	6
First BanCorp/Puerto Rico	HSBC Bank PLC		548	02/09/28	0.40%	1D OBFR01	Monthly	15
Fulton Financial Corp.	JPMorgan Chase Bank NA		53	02/09/26	0.40%	1D OBFR01	Monthly	2
Jackson Financial, Inc., Class A	Goldman Sachs Bank USA		50,830	08/19/26	0.40%	1D FEDL01	Monthly	3,065
Jackson Financial, Inc., Class A	HSBC Bank PLC		41,764	02/09/28	0.40%	1D OBFR01	Monthly	2,897
Jackson Financial, Inc., Class A	JPMorgan Chase Bank NA		346,982	02/09/26	0.40%	1D OBFR01	Monthly	24,071
Lincoln National Corp.	Goldman Sachs Bank USA		47,134	08/18/26	0.40%	1D FEDL01	Monthly	2,136
Lincoln National Corp.	HSBC Bank PLC		59,574	02/09/28	0.40%	1D OBFR01	Monthly	2,048
Lincoln National Corp.	JPMorgan Chase Bank NA		8,898	02/09/26	0.40%	1D OBFR01	Monthly	306
Moelis & Co., Class A	Goldman Sachs Bank USA		17,344	08/18/26	0.40%	1D FEDL01	Monthly	1,726
Moelis & Co., Class A	HSBC Bank PLC		22,511	02/09/28	0.40%	1D OBFR01	Monthly	1,482
Pathward Financial, Inc.	HSBC Bank PLC		925	02/09/28	0.40%	1D OBFR01	Monthly	24
Pathward Financial, Inc.	JPMorgan Chase Bank NA		77	02/09/26	0.40%	1D OBFR01	Monthly	2
Pitney Bowes, Inc.	Goldman Sachs Bank USA		11,720	08/19/26	0.40%	1D FEDL01	Monthly	423
Pitney Bowes, Inc.	HSBC Bank PLC		17,996	02/09/28	0.40%	1D OBFR01	Monthly	649
Preferred Bank	Goldman Sachs Bank USA		13,824	08/19/26	0.40%	1D FEDL01	Monthly	976
Preferred Bank	HSBC Bank PLC		9,295	02/09/28	0.40%	1D OBFR01	Monthly	225

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF
Equity Swap Contracts (continued)
Reference Entity	Counterparty	Notional Amount		Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a) (continued)
Preferred Bank	JPMorgan Chase Bank NA	USD	7,014	02/09/26	0.40%	1D OBFR01	Monthly	$ 170
Provident Financial Services, Inc.	Goldman Sachs Bank USA		7,422	08/19/26	0.40%	1D FEDL01	Monthly	590
Sealed Air Corp.	HSBC Bank PLC		461	02/09/28	0.40%	1D OBFR01	Monthly	(26)
SiriusPoint Ltd.	HSBC Bank PLC		4,160	02/09/28	0.40%	1D OBFR01	Monthly	244
SiriusPoint Ltd.	JPMorgan Chase Bank NA		6,105	02/09/26	0.40%	1D OBFR01	Monthly	358
Total long positions of equity swaps								52,720
Net dividends and financing fees								(2,200)
Total equity swap contracts including dividends and financing fees								$ 50,520

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 95,647,483	$ —	$ —	$ 95,647,483
Short-Term Securities
Money Market Funds	5,653,534	—	—	5,653,534
	$ 101,301,017	$ —	$ —	$ 101,301,017
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,998	$ 52,746	$ —	$ 55,744
Liabilities
Equity Contracts	—	(2,226)	—	(2,226)
	$ 2,998	$ 50,520	$ —	$ 53,518

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® ESG Select Screened S&P Small-Cap ETF

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust